Condensed Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	Cumulative Effect Period of Adoption Adjustment	Common shares	Treasury shares	Additional Paid-in capital	Accumulated other comprehensive loss	Retained earnings	Retained earnings Cumulative Effect Period of Adoption Adjustment	Total Textainer Group Holdings Limited shareholders' equity	Total Textainer Group Holdings Limited shareholders' equity Cumulative Effect Period of Adoption Adjustment	Noncontrolling interest	Noncontrolling interest Cumulative Effect Period of Adoption Adjustment
Beginning Balances at Dec. 31, 2018	$ 1,235,991		$ 581	$ (9,149)	$ 406,083	$ (436)	$ 809,734		$ 1,206,813		$ 29,178
Beginning Balances (in shares) at Dec. 31, 2018			58,032,164	(630,000)
Dividends paid to noncontrolling interest	(2,744)										(2,744)
Restricted share units vested (in shares)			35,090
Exercise of share options	121				121				121
Exercise of share options (in shares)			12,489
Purchase of treasury shares	(2,558)			$ (2,558)					(2,558)
Purchase of treasury shares (in shares)				(240,789)
Share-based compensation expense	3,213				3,213				3,213
Comprehensive income:
Net income attributable to Textainer Group Holdings Limited common shareholders	27,942						27,942		27,942
Net (loss) income attributable to noncontrolling interest	(575)										(575)
Foreign currency translation adjustments	(52)					(52)			(52)
Total comprehensive income	27,315
Ending Balances at Sep. 30, 2019	1,261,338		$ 581	$ (11,707)	409,417	(488)	837,676		1,235,479		25,859
Ending Balances (in shares) at Sep. 30, 2019			58,079,743	(870,789)
Beginning Balances at Dec. 31, 2018	1,235,991		$ 581	$ (9,149)	406,083	(436)	809,734		1,206,813		29,178
Beginning Balances (in shares) at Dec. 31, 2018			58,032,164	(630,000)
Purchase of treasury shares	$ (8,597)
Purchase of treasury shares (in shares)	(878,637)
Ending Balances at Dec. 31, 2019	$ 1,285,645		$ 583	$ (17,746)	410,595	(511)	866,458		1,259,379		26,266
Ending Balances (ASU 2016-03) at Dec. 31, 2019		$ (892)						$ (885)		$ (885)		$ (7)
Ending Balances (in shares) at Dec. 31, 2019			58,326,555	(1,508,637)
Restricted share units vested			$ 1		(1)
Restricted share units vested (in shares)			66,101
Exercise of share options	224				224				224
Exercise of share options (in shares)			21,327
Purchase of treasury shares	$ (56,779)			$ (56,779)					(56,779)
Purchase of treasury shares (in shares)	(5,957,459)			(5,957,459)
Share-based compensation expense	$ 3,218				3,218				3,218
Comprehensive income:
Net income attributable to Textainer Group Holdings Limited common shareholders	28,562						28,562		28,562
Net (loss) income attributable to noncontrolling interest	73										73
Change in derivative instruments designated as cash flow hedges	(13,093)					(13,093)			(13,093)
Reclassification of realized loss on derivative instruments designated as cash flow hedges	1,658					1,658			1,658
Foreign currency translation adjustments	3					3			3
Income tax benefit related to items of other comprehensive loss	115					115			115
Total comprehensive income	17,318
Ending Balances at Sep. 30, 2020	$ 1,248,734		$ 584	$ (74,525)	$ 414,036	$ (11,828)	$ 894,135		$ 1,222,402		$ 26,332
Ending Balances (in shares) at Sep. 30, 2020			58,413,983	(7,466,096)